Capital Stock - Summary of Stock Option Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options
Granted (in shares)	216,043	58,434	110,829
Equity Option [Member]
Options
Outstanding - beginning of year (in shares)	321,609	263,175	0
Granted (in shares)	500,736	58,434	263,175
Outstanding - end of year (in shares)	822,345	321,609	263,175
Exercisable - end of year (in shares)	530,034	188,920	152,346
Weighted-Average Exercise Price ($)
Outstanding - beginning of year (in dollars per share)	$ 4.39	$ 4.16	$ 0.00
Granted (in dollars per share)	3.74	5.39	4.16
Outstanding - end of year (in dollars per share)	3.99	4.39	4.16
Exercisable - end of year (in dollars per share)	$ 3.97	$ 4.13	$ 4.10